Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Shareholders’ equity [Abstract]
Schedule of Common Shares Authorized and Issued and Outstanding

The following table summarizes the number and amount of common shares authorized and issued and outstanding as of December 31, 2025:

	December 31, 2025
	Authorized	Issued and Outstanding	Amount
Common shares	Unlimited	1	-
Total	Unlimited	1	-

Schedule of Issued and Outstanding Common Shares

The following table summarizes the changes in issued and outstanding common shares for the period ended December 31, 2025:

	Common Shares
	Number	Amount
Balance as of October 2, 2025	1	$-
Balance as of December 31, 2025	1	$-